W | Fidelity Freedom Index Income Fund
Fund Summary Fund/Class: Fidelity Freedom® Index Income Fund/W
Investment Objective
The fund seeks high current income and, as a secondary objective, capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	W Fidelity Freedom Index Income Fund Class W USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		W Fidelity Freedom Index Income Fund Class W
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.05%
Acquired fund fees and expenses	[1]	0.09%
Total annual operating expenses		0.14%
Fee waiver and/or expense reimbursement	[2]	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.10%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example	W Fidelity Freedom Index Income Fund Class W USD ($)
1 year	$ 10
3 years	33
5 years	67
10 years	$ 167

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to a stable asset allocation strategy shown in the "glide path" below.
  Using an asset allocation among underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds according to a stable asset allocation of approximately:

Domestic Equity Funds*
Domestic Equity Fund	15.7%
Commodity Fund	1.0%

International Equity Funds*
International Equity Fund	7.2%

Bond Funds*
Investment-Grade Bond Fund	40.1%
Inflation-Protected Bond Fund	6.0%

Short-Term Funds*
Short-Term Fund	30.0%

* The Adviser may change these percentages over time.
Principal Investment Risks
Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.
  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom Index Income Fund, a class of shares of the fund, from year to year and compares the performance to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information.

Performance history will be available for Class W after Class W has been in operation for one calendar year.
Year-by-Year Returns Calendar Years
[1]	The returns shown above are for Fidelity Freedom Index Income Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom Index Income Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom Index Income Fund's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart for Fidelity Freedom Index Income Fund:	Returns	Quarter ended
Highest Quarter Return	3.49%	September 30, 2010
Lowest Quarter Return	-2.10%	September 30, 2011
Year-to-Date Return	1.25%	March 31, 2015

Average Annual Returns For the periods ended December 31, 2014
Average Annual Total Returns - W - Fidelity Freedom Index Income Fund	Past 1 year		Past 5 years		Life of class	[2]	Inception Date
Class: Fidelity Freedom Index Income Fund	3.91%	[1]	4.04%	[1]	4.26%	[1]	Oct. 02, 2009
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%		4.45%		4.22%		Oct. 02, 2009
Fidelity Freedom Index Income Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	3.93%		4.57%		4.71%		Oct. 02, 2009
[1]	The returns shown above are for Fidelity Freedom Index Income Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom Index Income Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom Index Income Fund's returns to the extent that the classes do not have the same expenses.
[2]	From October 2, 2009.

[1]	The returns shown above are for Fidelity Freedom Index Income Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom Index Income Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom Index Income Fund's returns to the extent that the classes do not have the same expenses.